S000019838 [Member] Average Annual Total Returns	12 Months Ended	60 Months Ended	120 Months Ended	138 Months Ended	476 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Blended Benchmark (consisting of 60% S&P 500® Index and 40% Bloomberg U.S. Aggregate Bond Index) (reflects no deductions for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	13.70%	8.47%	9.78%
S&P 500® Index (reflects no deductions for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	17.88%	14.42%	14.82%
Bloomberg U.S. Aggregate Bond Index (reflects no deductions for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	7.30%	(0.36%)	2.01%
Columbia Variable Portfolio - Balanced Fund Class 3
Prospectus [Line Items]
Average Annual Return, Percent	13.91%	8.59%	9.59%
Performance Inception Date					Apr. 30, 1986
Columbia Variable Portfolio - Balanced Fund Class 1
Prospectus [Line Items]
Average Annual Return, Percent	14.05%	8.72%	9.74%
Performance Inception Date				Jun. 25, 2014
Columbia Variable Portfolio - Balanced Fund Class 2
Prospectus [Line Items]
Average Annual Return, Percent	13.75%	8.45%	9.48%
Performance Inception Date				Jun. 25, 2014